Leases (Details Narrative)	1 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 EUR (€)	Jul. 31, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Operating lease expense	$ 40,103				$ 50,702	$ 36,154			$ 181,313	$ 73,408	$ 296,216	$ 356,395	$ 156,543
Annual lease percentage	8.00%				8.00%
Lease term	2 years 6 months				2 years 6 months
Operating Lease, Impairment Loss												1,416,807
Asset Impairment Charges						$ 16,135,000				$ 16,135,000		46,498,689
Finance lease expense									$ 8,430		$ 23,182	$ 33,398	$ 2,039
Operating Lease, Weighted Average Discount Rate, Percent						8.00%				8.00%		8.00%	6.82%
Helix Holdings LLC [Member]
Operating Lease, Impairment Loss												$ 1,416,807
Asset Impairment Charges												$ 175,858
MALTA
Operating lease expense				€ 83,000			$ 89,032	€ 83,000
Annual lease percentage				4.00%
Lessee operating lease description				the Company commenced a lease for office space of approximately 284 square meters in Saint Julians, Malta over a 3-year lease term
Operating Lease, Weighted Average Discount Rate, Percent				4.00%
University of California [Member]
Operating lease expense		$ 17,500	€ 17,500
Annual lease percentage		3.00%	3.00%
Lessee operating lease description		the Company commenced a lease for building space of approximately 3,200 square feet at the University of California in Los Angeles over a 5-year lease term (the “UCLA Lease”)	the Company commenced a lease for building space of approximately 3,200 square feet at the University of California in Los Angeles over a 5-year lease term (the “UCLA Lease”)
Operating Lease, Weighted Average Discount Rate, Percent		3.00%	3.00%